Summary of Significant Accounting Policies (Details 2) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2012 segment area item	Dec. 31, 2011 item	Dec. 31, 2009	Dec. 31, 2010	Dec. 31, 2010 Cambridge facility	Dec. 31, 2009 Cambridge facility	Dec. 31, 2011 Property, plant and equipment Minimum	Dec. 31, 2011 Property, plant and equipment Maximum	Dec. 31, 2011 Leasehold improvements Minimum	Dec. 31, 2011 Leasehold improvements Maximum
Segments
Number of operating segments	1	1
Number of geographic areas for development operations	2	2
Trade Accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable		$ 100,000		$ 100,000
Inventory
Write-down of inventory			100,000
Property, plant and equipment
Estimated useful life							3 years	5 years	5 years	15 years
Fixed assets sold		$ 6,000			$ 28,000	$ 100,000